Other Non-Current Assets/Other Non-Current Liabilities - Schedule of Other Non-Current Assets and Other Non-Current Liabilities (Detail) ¥ in Thousands, $ in Thousands		Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)
Other non-current assets:
Housing subsidies- non-current	[1]			¥ 43,660
Deposits		¥ 1,363
Prepayment for rental- non-current		5,933
Total Other non-current assets		7,296	$ 1,068	43,660
Other non-current liabilities:
Housing subsidies- non-current	[1]	7,817		59,806
Total Other non-current liabilities		12,471	$ 1,826	¥ 59,806
ADR Reimbursement
Other non-current liabilities:
Total Other non-current liabilities	[2]	¥ 4,654

[1]	The Group provides housing subsidies benefit for eligible employees of GCGS. Eligible employees can be entitled for the housing subsidies if they fulfill the following criteria: 1) who awarded as distinguished teachers in five consecutive years or in seven years accumulated; and 2) who continue to be distinguished teachers in next five consecutive years or in seven accumulated years after they fulfill the first criterion. In June 2018, the Group cancelled the future provision of such benefit while the employees who were entitled to the subsidy prior to the cancellation are still eligible to claim the payments.
[2]	According to the American Depositary Receipts (the "ADR") arrangements, the Group will have the right to receive reimbursements after the closing of IPO as a return for using Depositary Bank's services. All the reimbursements are subject to the compliance of the Group on all terms of the contract, including the non-existence of default conditions stipulated in the contracts. The Group performed detailed assessments over such conditions and deemed the potential for these conditions to materialize to be remote as of August 31, 2018. The reimbursements are recognized over the five-year contract term as other income. RMB 399 and RMB 1,590 was recorded in other income for the year ended August 31, 2017 and August 31, 2018, respectively. RMB 4,654 was recorded in other non-current liabilities as of August 31, 2018 while RMB 1,551 was recorded in accrued expenses and other current liabilities as of current portion (Note 13).